Third party reinsurance- Gross and net recoverable amounts (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Third party reinsurance
Gross	$ 507.6	$ 484.2
Collateral	232.3	237.0
Net	$ 275.3	$ 247.2
Percentage of Net Total	100.00%	100.00%
AAA
Third party reinsurance
Gross	$ 0.3	$ 3.4
Collateral	0.0	0.0
Net	$ 0.3	$ 3.4
Percentage of Net Total	0.00%	1.00%
AA
Third party reinsurance
Gross	$ 101.0	$ 117.2
Collateral	6.2	14.3
Net	$ 94.8	$ 102.9
Percentage of Net Total	34.00%	42.00%
A
Third party reinsurance
Gross	$ 187.5	$ 301.8
Collateral	53.2	195.6
Net	$ 134.3	$ 106.2
Percentage of Net Total	49.00%	43.00%
BBB or lower
Third party reinsurance
Gross	$ 122.2	$ 14.9
Collateral	117.6	13.7
Net	$ 4.6	$ 1.2
Percentage of Net Total	2.00%	1.00%
Not rated
Third party reinsurance
Gross	$ 96.6	$ 46.9
Collateral	55.3	13.4
Net	$ 41.3	$ 33.5
Percentage of Net Total	15.00%	13.00%